Pension and Other Postretirement Benefits (Change In Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension benefits [Member]
Change in plan assets:
Fair value of plan assets, beginning of year	$ 3,244	$ 3,734
Actual return on plan assets	328	305
Employer contributions	650	52
Benefits paid	(326)	(328)
Participants’ contributions	0	0
Retiree Medicare drug subsidy	0	0
Settlements	(862)	(518)
Cumulative translation adjustments	12	(1)
Fair value of plan assets, end of year	3,046	3,244
Postretirement benefits [Member]
Change in plan assets:
Fair value of plan assets, beginning of year	4	4
Actual return on plan assets	0	0
Employer contributions	56	54
Benefits paid	(73)	(69)
Participants’ contributions	10	11
Retiree Medicare drug subsidy	3	4
Settlements	0	0
Cumulative translation adjustments	0	0
Fair value of plan assets, end of year	$ 0	$ 4